UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment 		[ ]; Amendment Number: ______
This Amendment (Check only one.): 	[ ]  is a restatement.
                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RGM Capital, L.L.C.
Address: 6621 Willow Park Drive; Suite One
         Naples, FL  34103

Form 13F File Number: 28-12274

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert G. Moses
Title:   Managing Member
Phone:   239-593-1280

Signature, Place, and Date of Signing:

   /s/ Robert G. Moses           Naples, FL              February 13, 2009
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          15
Form 13F Information Table Value Total:     $70,818
                                        -----------
                                        (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number               Name
______________   28-_____________________________   ___________________________

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					FORM 13F INFORMATION TABLE


                   	             		   VALUE     SH/    SH/ PUT/ INVSMNT OTHER    VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS 	CUSIP    (x$1000)  PRN AMT  PRN CALL DSCRETN MGRS    SOLE  SHARED  NONE
--------------------   -------------- ---------  -------- --------  --- ---- ------- -----   ----  ------  ----
4 KIDS ENTERTAINMENT INC   COM        350865101	     332   169,331  SH        SOLE   NONE    169,331  0     0
ACTUATE	CORPORATION	   COM	      00508B102	   4,721 1,594,790  SH	      SOLE   NONE  1,594,790  0	    0
AEHR TEST SYSTEMS     	   COM        00760J108    1,528   768,815  SH        SOLE   NONE    768,815  0     0
ALLOY INC	      	   COM        019855303    3,848   909,645  SH        SOLE   NONE    909,645  0     0
CASCADE MICROTECH INC 	   COM        147322101    3,021 1,549,384  SH        SOLE   NONE  1,549,384  0     0
DELIA*S INC NEW	      	   COM        246911101    5,051 2,295,925  SH        SOLE   NONE  2,295,925  0     0
DIXIE GROUP INC       	   COM        255519100    1,603   166,069  SH	      SOLE   NONE    166,069  0	    0
LAM RESEARCH CORP     	   COM        512807108   12,981   610,013  SH        SOLE   NONE    610,013  0     0
MIDAS INC	      	   COM        595626102    9,451   900,918  SH        SOLE   NONE    900,918  0     0
OPNET TECHNOLOGIES INC	   COM	      683757108    3,342   338,897  SH	      SOLE   NONE    338,897  0     0
SPSS INC		   COM	      78462K102    6,423   238,260  SH	      SOLE   NONE    238,260  0     0
SUPPORTSOFT INC		   COM	      868587106    2,644 1,185,696  SH 	      SOLE   NONE  1,185,696  0     0
TYLER CORP	      	   COM        902252105   13,711 1,144,489  SH        SOLE   NONE  1,144,489  0     0
UNICA CORP		   COM	      904583101    1,266   231,040  SH	      SOLE   NONE    231,040  0     0
		           	  	        --------
				  	          70,818
				  	        --------

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